Document and Entity Information	12 Months Ended
Sep. 28, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2024
Entity File Number	001-38932
Entity Registrant Name	AMCOR PLC
Entity Central Index Key	0001748790
Entity Tax Identification Number	98-1455367
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	83 Tower Road North
Entity Address, City or Town	Warmley, Bristol
Entity Address, Country	GB
Entity Address, Postal Zip Code	BS30 8XP
Country Region	+44
City Area Code	117
Local Phone Number	9753200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	AMCR
Security Exchange Name	NYSE
Sec 1.125 Guaranteed Senior Notes 2027 Due [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Guaranteed Senior Notes Due 2027
Trading Symbol	AUKF/27
Security Exchange Name	NYSE
Sec 5.450 Guaranteed Senior Notes Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.450% Guaranteed Senior Notes Due 2029
Trading Symbol	AMCR/29
Security Exchange Name	NYSE
Sec 3.950 Guaranteed Senior Notes Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.950% Guaranteed Senior Notes Due 2032
Trading Symbol	AMCR/32
Security Exchange Name	NYSE